Sanctions - Additional Information (Detail) $ in Thousands	Dec. 31, 2020 CLF ( )	Dec. 31, 2020 CLP ($)	Aug. 25, 2020 CLP ($)	Jul. 25, 2020 CLF ( )	Jul. 14, 2020 CLF ( )	Jul. 14, 2020 CLP ($)	May 23, 2016 CLF ( )	May 23, 2016 CLP ($)
Disclosure Of Sanctions [Line Items]
Provision amount		$ 10,882,854
Enel Generación Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Provision amount		1,839,490
Bio Bio Health Secretary [Member] | Waste Disposal Regulations Liability [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed	500	25,515
Superintendence of Electricity and Fuels [Member] | Improper Maintenance of Facilities Liability [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed							2,000	$ 102,058
Superintendence of Electricity and Fuels [Member] | Duty to Maintain Electric Service [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed					10,000	$ 510,290
Superintendence of Electricity and Fuels [Member] | Breach of Technical Quality Standards for Distribution Services [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed			$ 1,122,638	22,000
Tarapaca’s Health Secretary’s [Member] | Alleged Breach in Use of Lime [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed	500	25,515
Coquimbo Regional Health Ministry [Member] | Alleged Violation of Keeping Waste in an Unauthorized Area [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed	500	25,515
Valparaíso Regional Health Ministry [Member] | Alleged Breaches of Obligations and Regulations Liability [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed	500	25,515
Regional Health Ministry of the Metropolitan Region [Member] | Alleged Violation of Health Regulations [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed	50	$ 2,551